Commissions Income (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Commissions Income

Composition	12/31/2023	12/31/2022	12/31/2021
Performance obligations satisfied at a point in time
Commissions related to obligations	137,669,112	132,936,263	123,560,201
Commissions related to credit cards	79,093,028	77,162,568	73,481,681
Commissions related to insurance	12,210,984	13,160,484	13,860,073
Commissions related to securities value	8,041,734	3,934,683	4,600,113
Commissions related to trading and foreign exchange transactions	5,092,503	4,755,361	5,299,559
Commissions related to loans and other financing	1,435,003	1,346,940	1,005,160
Commissions related to financial guarantees granted	548,626	32,339	35,895
Performance obligations satisfied over certain time period
Commissions related to credit cards	1,040,818	1,269,694	2,230,900
Commissions related to trading and foreign exchange transactions	502,875	183,793	235,725
Commissions related to loans and other financing	74,150	22,379	29,200
Commissions related to obligations	3,716	4,893	6,624
Commissions related to financial guarantees granted			574

Total	245,712,549	234,809,397	224,345,705